UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 1,301,696		$ 3,170,877			$ 7,571,634	$ 5,845,463
Changes in operating assets and liabilities:
Prepaid expenses	15,533		27,002			6,028	(3,991)
Accounts payable	1,160,704		(337,404)			(685,921)	209,757
Accrued expenses	(134,245)		(348,934)			394,197	261,592
Net Cash Provided by Operating Activities	3,371,923		1,366,226			5,316,484	7,015,174
Cash Flows from Investing Activities
Net Cash Used in Investing Activities	(1,690,195)		(1,604,508)			(6,613,051)	(11,226,655)
Cash Flows from Financing Activities:
Net Cash (Used in) Provided by Financing Activities	(181,270)		2,469,587			1,793,289	8,367,193
Cash and Cash Equivalents - Beginning of Year	4,934,426		4,437,704			4,437,704	281,992
CASH AND CASH EQUIVALENTS - END OF PERIOD	6,434,884		$ 6,669,009		$ 4,934,426	4,934,426	$ 4,437,704
Deerfield Healthcare Technology Acquisitions Corp
Cash Flows from Operating Activities:
Net income	9,301,650				(21,510,741)
Adjustments to reconcile net Income to net cash used in operating activities:
Interest earned on investments held in Trust Account	(19,686)	$ (43,410)		$ (43,410)	(86,562)
Change in fair value of warrant liabilities	(10,894,142)	$ 1,181,514		1,181,514	17,585,649
Changes in operating assets and liabilities:
Prepaid expenses	(11,454)				(197,818)
Accounts payable	(1,509)				455,911
Accrued expenses	1,187,000				3,168,000
Franchise tax payable	(80,548)				129,913
Net Cash Provided by Operating Activities	(518,689)			(376,769)	(455,648)
Cash Flows from Investing Activities
Principal deposited in Trust Account					(143,750,000)
Net Cash Used in Investing Activities				(143,750,000)	(143,750,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor					25,000
Proceeds from note payable to related party					200,000
Repayment of note payable to related party					(200,000)
Proceeds received from initial public offering, gross					143,750,000
Proceeds received from private placement					4,375,000
Offering costs paid					(3,035,641)
Net Cash (Used in) Provided by Financing Activities				$ 145,114,359	145,114,359
Net decrease in cash	(518,689)				908,711
Cash and Cash Equivalents - Beginning of Year	908,711
CASH AND CASH EQUIVALENTS - END OF PERIOD	390,022				908,711	$ 908,711
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable					1,890
Prepaid expenses included in accounts payable					354
Deferred underwriting commissions in connection with the initial public offering					4,443,250
Initial classification of Class A common stock subject to possible redemption					128,444,190
Change in initial value of Class A common stock subject to possible redemption	$ (9,301,655)				(21,464,220)
Initial fair value of warrant liabilities					$ 7,178,499